Loans to Customers	12 Months Ended
Dec. 31, 2024
Loans to customers [abstract]
Loans to Customers
12.
Loans to customers

	2023	2024

Gross loans to customers	4,478,489	6,042,443
Less: allowance for impairment losses (Note 7)	(242,532)	(295,843)

Total loans to customers	4,235,957	5,746,600

All loans to customers issued by the Group were allocated to the Fintech segment for internal segment reporting purposes.

The Group did not provide loans which individually exceeded 10% of the Group’s equity.

Movements in allowances for impairment losses on loans to customers for the years ended 31 December 2022, 2023 and 2024 are disclosed in Note 7.

As at 31 December 2023 and 2024, accrued interest of KZT 46,207 million and KZT 68,558 million, respectively, was included in loans to customers.

Loans with principal or accrued interest in arrears for more than 90 days are classified as non-performing loans (“NPL”). These loans were classified in Stage 3. Allowance for impairment losses to NPLs reflects the Group’s total provision as a percentage of NPL’s. Considering the ratio represents allowance for impairment losses for all loans as a percentage of NPLs, the ratio can be more than 100%.

The following table sets forth the Group’s outstanding NPLs as compared to the total allowance for impairment losses on total loans to customers:

	Gross NPLs	Total allowance for impairment losses	Total allowance for impairment losses to Gross NPLs

As at 31 December 2023	244,161	242,532	99%
As at 31 December 2024	327,730	295,843	90%

Provision expenses on loans to customers:

	2022	2023	2024
Provision expenses on loans to customers	(53,245)	(76,888)	(110,293)

The gross carrying amount and related allowance for impairment losses on loans to customers by stage were as follows:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total

Gross loans to customers	4,048,478	55,804	363,703	10,504	4,478,489
Allowance for impairment losses	(59,939)	(16,290)	(166,042)	(261)	(242,532)
Carrying amount as at 31 December 2023	3,988,539	39,514	197,661	10,243	4,235,957

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total

Gross loans to customers	5,447,804	86,251	485,252	23,136	6,042,443
Allowance for impairment losses	(77,521)	(22,378)	(193,759)	(2,185)	(295,843)
Carrying amount as at 31 December 2024	5,370,283	63,873	291,493	20,951	5,746,600

During the years ended 31 December 2023 and 2024, the Group has restructured loans to customers, which were classified as NPL, in the amount of KZT 98,925 million and KZT 137,728 million, respectively, by providing an interest free extended repayment schedule.

During the years ended 31 December 2023 and 2024, KZT 35,168 million and KZT 58,615 million of restructured loans were collected, respectively.

As at 31 December 2023 and 2024, the Group’s restructured loans in Stage 3 amounted to the gross carrying amount of KZT 57,571 million and KZT 94,556 million, respectively.

As at 31 December 2023 and 2024, the Group’s restructured loans in Stage 2 amounted to the gross carrying amount of KZT 8,821 million and KZT 18,009 million, respectively.

As at 31 December 2023 and 2024, the Group’s restructured loans in Stage 1 amounted to the gross carrying amount of KZT 1,568 million and KZT 15,364 million, respectively.

As at 31 December 2023 and 2024, the Group recognized restructured loans as POCI loans with gross carrying amount of KZT 10,504 million and KZT 23,136 million, respectively.